Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 06, 2020	Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 55,046,501
Trading Symbol	UBCP
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		5,916,951
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false